UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [ ]; Amendment Number:
                                                -----------
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          CastleRock Management, LLC
Address:       101 Park Avenue, 23rd Floor
               New York, NY 10178

Form 13F File Number: 028-5611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Paul P. Tanico and Ellen H. Adams
Title:         Managing Members
Phone:         212-251-3300

Signature, Place, and Date of Signing:

/s/ Paul P. Tanico                  New York, NY                    2/16/04
------------------                  ------------                    --------
     [Signature]                    [City, State]                    [Date]

/s/ Ellen H. Adams                  New York, NY                    2/16/04
------------------                  ------------                    --------
     [Signature]                    [City, State]                     [Date]

--------------------------------------------------------------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:         42
Form 13F Information Table Value Total:         182,198
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number           Name
     01       028-6185                       CastleRock Asset Management, Inc.



INVESTMENT MANAGER: CASTLEROCK MANAGEMENT, LLC
PORTFOLIO OF SECURITIES AS OF DECEMBER 31, 2003

                                    TITLE                  VALUE     SHRS/     SH/ PUT/ INVESTMENT   OTHER       VOTING AUTHORITY
            NAME OF ISSUER        OF CLASS      CUSIP    (X$1,000)  PRN AMT    PRN CALL DISCRETION  MANAGERS   SOLE     SHARED  NONE
            --------------        --------      -----    --------   -------    --- ---- ----------  --------   -----    ------  ----
ADVANCED AUTO PARTS INC              COM      00751Y106      5,554     68,232   SH       DEFINED       01       68,232    0      0
AGCO CORP                            COM      001084102        361     17,900   SH       DEFINED       01       17,900    0      0
ALLMERICA FINANCIAL CORP             COM      019754100      3,567    115,935   SH       DEFINED       01      115,935    0      0
AMERICAN TOWER SYSTEM CORP          CL A      029912201      2,348    217,000   SH       DEFINED       01      217,000    0      0
AMERICREDIT CORP                     COM      03060R101      6,902    433,250   SH       DEFINED       01      433,250    0      0
ASHFORD HOSPITALITY TR INC         COM SHS    044103109      3,012    320,720   SH       DEFINED       01      320,720    0      0
BANK OF NEW YORK CO INC              COM      064057102        296      8,949   SH       DEFINED       01        8,949    0      0
BRADLEY PHARMACEUTICALS INC          COM      104576103         64      2,500   SH       DEFINED       01        2,500    0      0
CENDANT CORP                         COM      151313103      5,134    230,550   SH       DEFINED       01      230,550    0      0
CIRCUIT CITY STORES INC              COM      172737108      3,258    321,570   SH       DEFINED       01      321,570    0      0
COMPUTER ASSOCIATES INTL INC         COM      204912109     13,257    484,881   SH       DEFINED       01      484,881    0      0
CROWN CASTLE INTL CORP               COM      228227104      6,302    571,325   SH       DEFINED       01      571,325    0      0
CUMMINS IC                           COM      231021106      2,249     45,950   SH       DEFINED       01       45,950    0      0
CYBERONICS INC                       COM      23251P102      1,846     57,700   SH       DEFINED       01       57,700    0      0
EMULEX CORP                        COM NEW    292475209      2,292     85,900   SH       DEFINED       01       85,900    0      0
EQUINIX INC                        COM NEW    29444U502      6,405    227,040   SH       DEFINED       01      227,040    0      0
FACTORY CARD OUTLET & PARTY          COM      303051106         75      3,874   SH       DEFINED       01        3,874    0      0
FLANDERS CORP                        COM      338494107         46      7,000   SH       DEFINED       01        7,000    0      0
FRIEDMAN BILLINGS RAMSEY GROUP      CL A      358434108      6,936    300,525   SH       DEFINED       01      300,525    0      0
GENUS INC                            COM      372461103         99     16,549   SH       DEFINED       01       16,549    0      0
GUIDANT CORP                         COM      401698105      7,862    130,600   SH       DEFINED       01      130,600    0      0
HELIX TECHNOLOGY CORP                COM      423319102         51      2,500   SH       DEFINED       01        2,500    0      0
IDT CORPORATION                     CL B      448947309      5,778    249,800   SH       DEFINED       01      249,800    0      0
LIONS GATE ENTERTAIMENT CORP NEW   COM NEW    535919203      2,240    500,000   SH       DEFINED       01      500,000    0      0
MANDALAY RESORT GROUP                COM      562567107      5,856    130,940   SH       DEFINED       01      130,940    0      0
MARVEL ENTERPRISES INC               COM      57383M108      6,092    209,280   SH       DEFINED       01      209,280    0      0
MBNA CORP                            COM      55262L100      3,025    121,720   SH       DEFINED       01      121,720    0      0
MEMC ELECTRONIC MATERIALS            COM      552715104      4,515    469,300   SH       DEFINED       01      469,300    0      0
MICHAELS STORES INC                  COM      594087108      4,632    104,800   SH       DEFINED       01      104,800    0      0
MONOLITHIC SYSTEM TECH INC           COM      609842109      1,558    181,806   SH       DEFINED       01      181,806    0      0
NAVISTAR INTERNATIONAL CORP NEW      COM      63934E108      1,676     35,000   SH       DEFINED       01       35,000    0      0
NII HOLDINGS INC                  CL B NEW    62913F201      7,154     95,860   SH       DEFINED       01       95,860    0      0
PENWEST PHARMACEUTICALS CO           COM      709754105      5,603    324,220   SH       DEFINED       01      324,220    0      0
SPORTS AUTHORITY INC NEW             COM      84917U109      7,975    207,690   SH       DEFINED       01      207,690    0      0
TAIWAN SEMICONDUCTOR MFG CO     SPONSORED ADR 874039100      6,038    589,625   SH       DEFINED       01      589,625    0      0
TIME WARNER TELECOM INC             CL A      887319101      5,083    501,800   SH       DEFINED       01      501,800    0      0
TYCO INTERNATIONAL LTD               COM      902124106      5,596    211,180   SH       DEFINED       01      211,180    0      0
UNITEDGLOBALCOM                     CL A      913247508     14,751  1,739,465   SH       DEFINED       01    1,739,465    0      0
UNUMPROVIDENT CORP                   COM      91529Y106      7,767    492,500   SH       DEFINED       01      492,500    0      0
VIASYS HEALTHCARE INC              COM NEW    92553Q209      5,728    278,060   SH       DEFINED       01      278,060    0      0
VIEWPOINT CORP                       COM      92672P108        488    650,907   SH       DEFINED       01      650,907    0      0
WABASH NATIONAL CORP                 COM      929566107      2,729     93,130   SH       DEFINED       01       93,130    0      0

                                                TOTAL      182,198